Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 51	$ 41	$ 50	$ 45
Provision for credit losses	(20)	1	(19)	(4)
Exchange rate changes/other	1	(1)	1
Balance at end of period	32	41	32	41
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	6,074	4,777	5,348	4,181
Provision for credit losses	665	619	2,399	1,763
Net write-offs	(537)	(355)	(1,467)	(849)
Exchange rate changes/other	(64)	(82)	(142)	(136)
Balance at end of period	6,138	4,959	6,138	4,959
Allowance for credit losses [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	5,715	4,332	5,004	3,753
Balance at end of period	5,798	4,495	5,798	4,495
Allowance for credit losses [member] | Other liabilities – Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	302	397	288	378
Balance at end of period	303	416	303	416
Allowance for credit losses [member] | Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	51	41	50	45
Balance at end of period	32	41	32	41
Allowance for credit losses [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	6	7	6	5
Balance at end of period	5	7	5	7
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	569	480	481	432
Provision for credit losses	36	(5)	138	57
Net write-offs	(2)	(4)	(8)	(13)
Exchange rate changes/other	(4)	(8)	(12)	(13)
Balance at end of period	599	463	599	463
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,371	1,165	1,228	1,043
Provision for credit losses	188	97	603	402
Net write-offs	(154)	(106)	(427)	(287)
Exchange rate changes/other	(8)	(4)	(7)	(6)
Balance at end of period	1,397	1,152	1,397	1,152
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,139	980	1,069	893
Provision for credit losses	169	154	575	459
Net write-offs	(155)	(117)	(490)	(334)
Exchange rate changes/other	3		2	(1)
Balance at end of period	1,156	1,017	1,156	1,017
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	230	225	194	194
Provision for credit losses	46	23	122	70
Net write-offs	(24)	(11)	(58)	(27)
Exchange rate changes/other	(6)	(2)	(12)	(2)
Balance at end of period	246	235	246	235
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	2,714	1,886	2,326	1,574
Provision for credit losses	246	349	980	779
Net write-offs	(202)	(117)	(484)	(188)
Exchange rate changes/other	(50)	(67)	(114)	(114)
Balance at end of period	$ 2,708	$ 2,051	$ 2,708	$ 2,051